Basis of Accounting	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Basis of Accounting

2. BASIS OF ACCOUNTING

These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements are approved and authorized for issuance on behalf of the Company’s board of directors on May 6, 2025.

Refer to Note 5 for details of the Group’s significant accounting policies.

Disclosures in respect of the years ended December 31, 2024 and 2023 are presented as have been previously reported.

Going Concern Assumption and Financial Position

Going concern

The accompanying consolidated financial statements of the Group have been prepared under the going concern assumption. This basis of presentation presumes that the Group will continue its operations for a period of at least twelve months from the issuance date of these financial statements, and that it will be able to realize assets and discharge liabilities in the ordinary course of business. Additional details are provided below.

Wallbox has historically incurred net losses and significant cash outflows from operating activities, reflecting its investment in the development of electric vehicle charging solutions and the establishment of commercial operations globally. For the fiscal year ended December 31, 2024, the Group recorded a consolidated net loss of Euros 151,792 thousand and net cash used in operations of Euros 51,532 thousand. As of December 31, 2024, the Group had an accumulated deficit of Euros 569,175 thousand and positive total equity of Euros 62,578 thousand. The Group held Euros 46,146 thousand in cash, cash equivalents, and financial investments as of year-end.

The Group has financed its operations through a combination of bank borrowings and equity issuances. As of December 31, 2024, total borrowings amounted to Euros 198,469 thousand (compared to Euros 207,357 as of December 31, 2023). Some of these borrowings are subject to financial covenants, which the Group either complied with as of December 31, 2024 or obtained waivers from the relevant financial institutions.

Financing

On November 11, 2024, the Group entered into a framework agreement with several financial institutions providing an 18-month grace period on debt repayments. Additionally, as part of the agreement, the financial institutions have committed to maintaining the short-term financing agreements (credit lines) in force at least until June 30, 2026 with a limit of Euro 84.2 million. The agreement included a clause requiring adherence from all relevant lenders by May 11, 2025. The loan and borrowings outstanding amounts from the lender included in the agreement as of December 31, 2024 amounts to Euro 88.2 million.

In accordance with IAS 1, the Group classified €9.4 million of borrowings as current liabilities at year-end, as the right to defer payment beyond 12 months was not in place as of December 31, 2024. Additionally, as of year-end, as a result of this classification, there was a breach of financial covenants which resulted in a long-term debt balance of €15 million being reclassified as current liabilities.

On April 8, 2025, all remaining financial institutions adhered to the framework agreement, formalizing the grace period and waiving original financial covenant requirements for 2025, but setting a new requirement of minimum cash of Euro 35 million, amongst other conditions. Additionally, the Group is renegotiated its €15 million bilateral loan with one of the lenders including financial covenants.

Liquidity Forecast

Management has prepared detailed business and liquidity plans, including financial forecasts extending through at least the second quarter of 2026, which demonstrate the Company’s ability to meet its operational and financial obligations as they fall due.

These plans incorporate a number of key assumptions regarding revenue growth (sales volumes), gross margin performance driven by product mix and cost efficiencies, operating expense management, working capital optimization driven by inventory reduction, the ability to raise additional capital as well as renewing short-term credit lines and meeting covenants or obtaining waivers.

As disclosed in Note 27, all of the financial institutions involved in the agreement signed on November 11, 2024, have adhered to the framework agreement on April 8, 2025, which includes the agreed grace period and covenant waivers.

On February 21, 2025, the Company raised €9.9 million via a capital increase.

While management believes the assumptions underlying the forecasts are reasonable and that the Company has a credible plan to execute its strategy, there remains an inherent material uncertainty in relation to the achievement of forecasted operating cashflows, the ability to raise additional capital as well as renewing short-term credit lines and meeting covenants or obtaining waivers. A significant deviation from the business plan, or the inability to secure necessary waivers or alternative financing, could cast significant doubt on the Company’s ability to continue as a going concern. Notwithstanding these uncertainties, based on current forecasts and available resources, management has concluded that the going concern basis of accounting remains appropriate for the preparation of these consolidated financial statements.

The financial statements do not contain any adjustment that would result if the Group were unable to continue as a going concern.

Basis of measurement

These consolidated financial statements have been prepared primarily on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

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financial assets related to investment (see Note 13), which are measured at fair value through other comprehensive income (FVTOCI);
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financial investments related to investment funds with financial institutions (see Note 13), which are measured at fair value through profit or loss (FVTPL); and
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the derivative warrant liabilities (see Note 13) and the contingent consideration related to the business acquisitions (see Note 6), which are measured at fair value through profit or loss (FVTPL).

Basis of consolidation

These consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2024. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has the following:

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Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
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Exposure, or rights, to variable returns from its involvement with the investee.
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The ability to use its power over the investee to affect its returns.
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Generally, there is a presumption that a majority of voting rights results in control. When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
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The contractual arrangement(s) with the other vote holders of the investee.
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Rights arising from other contractual arrangements.
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The Group’s voting rights and potential voting rights.

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. The consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated in consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in the statement of profit or loss. Any investment retained when the group loses control is recognized at fair value.

Functional and presentation currency

These consolidated financial statements are presented in Euros, which is also the Parent Company’s functional currency. All amounts have been rounded to the nearest unit of thousand Euros, unless otherwise indicated.

Limitations on the distribution of dividends

Once the appropriations required by law or the by-laws of the Parent Company have been made, dividends may only be distributed with a charge to freely distributable reserves, provided that equity is not reduced to an amount below share capital. Profit recognized directly in equity cannot be distributed, either directly or indirectly. In the event of prior years’ losses causing the Company’s equity to be lower than share capital, profit will be used to offset these losses.

In accordance with Dutch law, the foreign currency translation reserve as shown on the face of the consolidated statement of financial position is not freely distributable. Furthermore, a free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As at December 31, 2024 the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 66,308 thousand (2023: Euros 66,408 thousand) as further detailed in Note 10.